Expense Example - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - Fidelity Disruptive Automation ETF - Fidelity Disruptive Automation ETF	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 51
3 years	162
5 years	284
10 years	$ 639